Business acquisition (Tables)	6 Months Ended
Dec. 31, 2022
Business Acquisition
Summary of business acquisition assets and goodwill acquired

Details of net assets acquired and of goodwill are as follows:

$
Fair value of consideration transferred
Amount settled in cash	486,187
Contingent consideration	486,187
Total consideration	972,374
Recognised amounts of identifiable net assets*	-
Goodwill on acquisition	972,374

*	All assets and liabilities of AffinityDNA were either fully settled or remained with the previous owner, which resulted in nil balance recognised on acquisition date.